Long-Term Debt - Scheduled Maturities of Advances and Notes Payable (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
2017	$ 13
2018	0
2019	9,534
2020	0
2021	0
Thereafter	0
Total	$ 9,547	$ 9,558